UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D/A

Amendment No. 1

This Form 10-D/A is being filed to correct the inadvertent filing of an incorrect Form 10-D for this issuing entity. The Form 10-D filed on September 26, 2017 (SEC Accession No. 0001056404-17-004212) should be disregarded and the Form 10-D filed on September 26, 2017 (SEC Accession No. 0001056404-17-004206) should be referred to for the monthly distribution period from August 12, 2017 to September 12, 2017 for COMM 2015-PC1 Mortgage Trust

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 12, 2017 to September 12, 2017

   Commission File Number of issuing entity:  333-193376-20

   Central Index Key Number of issuing entity:  0001645384

   COMM 2015-PC1 Mortgage Trust

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-193376

   Central Index Key Number of depositor:  0001013454

   Deutsche Mortgage& Asset Receiving Corporation

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001555524

   Jefferies LoanCore LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541294

   German American Capital Corporation

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541886

   UBS Real Estate Securities Inc.

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001542256

   Natixis Real Estate Capital LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001497973

   The Bank of New York Mellon

   (Exact name of sponsor as specified in its charter)

   Lainie Kaye (212) 250-2500

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3971665

38-3971666

38-7135414

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑SB	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑5	___	___	X	___
X-A	___	___	X	___
A-M	___	___	X	___
B	___	___	X	___
C	___	___	X	___
D	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 12, 2017, a distribution was made to holders of the certificates issued by COMM 2015-PC1 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2015-PC1 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 12, 2017 to September 12, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on February 14, 2017. The CIK number for the Depositor is 0001013454.

Jefferies LoanCore LLC ("JLC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017.  The CIK number of JLC is 0001555524.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017.  The CIK number of GACC is 0001541294.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 08, 2017.  The CIK number of UBS is 0001541886.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017.  The CIK number of NREC is 0001542256.

The Bank of New York Mellon ("BNY"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017.  The CIK number of BNY is 0001497973.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation

(Depositor)

/s/   Helaine M. Kaplan

Helaine M. Kaplan, President

Date:  September 27, 2017

/s/ Andrew Mullin

Andrew Mullin, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

Date:  September 27, 2017